Trade and other payables - Schedule of payment due dates (Details)	Dec. 31, 2025	Dec. 31, 2024
Bottom of range
Disclosure of range of payment due dates of financial liabilities that are part of supplier finance arrangements [line items]
Liabilities that are part of an arrangement	60 days	45 days
Comparable liabilities that are not part of an arrangement	0 days	0 days
Top of range
Disclosure of range of payment due dates of financial liabilities that are part of supplier finance arrangements [line items]
Liabilities that are part of an arrangement	135 days	135 days
Comparable liabilities that are not part of an arrangement	135 days	135 days